Contingent consideration	12 Months Ended
Jun. 30, 2023
Contingent Consideration [Abstract]
Disclosure Of Contingent Consideration Liabilities	Contingent consideration
Accounting policy
Contingent consideration is initially recognised at fair value in accordance with IFRS 3. Changes in the fair value of the liability subsequent to initial recognition are included in other operating expenses.

Critical accounting estimates and judgements
The contingent consideration liability comprises of the contingent consideration included as part of the consideration transferred for the acquisition of the Mponeng operations and related assets and Eva Copper (refer to note 14).

The Mponeng contingent consideration liability was initially valued at R544 million on 1 October 2020 using the discounted cash flow valuation method, discounted at a post-tax real rate of 10.6%. Other assumptions are the forecast Rand/US dollar exchange rate and life-of-mine plans. Subsequent to initial recognition, the assumptions applied for the valuation of the liability were updated. As at 30 June 2023, the contingent consideration was valued using a post-tax real discount rate of 9.6% (2022: 10.2%) (2021: 10.3%). Refer to note 15 for exchange rate assumptions and other estimates used in the life-of-mine plans.

As at 1 October 2020, and at the end of the 2021 to 2023 financial years, the contingent consideration attributable to the below infrastructure ounces of gold was valued at Rnil, as no ounces from below infrastructure sections of the orebody have been included in the life-of-mine plan of Mponeng.

The Eva Copper contingent consideration was initially valued at R169 million on 16 December 2022 using a probability weighted method for the new resource payment and a discounted cash flow valuation for the excess payment, both discounted at a post-tax nominal rate of 12.9%. Refer to note 14 for further details on the assumptions applied on initial recognition. As at 30 June 2023, the liability has been subsequently remeasured to R185 million.

The fair value calculated for the contingent consideration liability is level 3 in the fair value hierarchy due to the use of unobservable inputs.

The movement in the contingent consideration liability is as follows:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	356	417
Acquisitions[1]	169	—
Remeasurement of contingent consideration[2]	64	(61)
Balance at end of year	589	356
[1] Initial recognition of the Eva Copper contingent consideration.
[2]    Relates to a change in the Mponeng operation’s production profile, which is based on Mponeng’s life-of-mine plan as well as in 2023 the passage of time resulted in a movement in the Eva Copper contingent consideration since initial recognition.